Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Schedule of cash and cash equivalents

In k€	2024	2023
Cash at banks and on hand	302,825	237,562
Short term deposits	—	35,000
Money market funds	3,562	238,346
Total	306,387	510,909

Schedule of other long term investments

The development of investments measured at fair value in accordance with IFRS 9 is shown below:

In k€	2024	2023
Balance at January 1	135,593	131,042
Additions	7,532	10,199
Additions due to discontinued use of equity method	—	1,906
Reduction due to change to accounting according to the equity method	—	(2,369)
Disposals	(69,370)	—
Fair value adjustments recognized in profit or loss	(34,310)	(3,678)
Adjustments to fair value, recognized in OCI	(5,075)	(1,506)
Balance at December 31	34,370	135,593

Summary of loan liabilities

				December 31,
				2024	2024	2023	2023
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	Rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.80 % to 2.00%	2026-2029	159,691	186,345	202,727	243,583
Germany	EUR	variable interest rate of 1.1% + 6M Euribor	2026	14,095	14,490	64,088	64,500
Germany	EUR	1.60%	2025-2027	54,195	58,608	67,631	75,000
Germany	EUR	1.20%	2029	4,243	4,571	5,010	5,647
Germany	EUR	1.40%	2031	14,442	15,912	15,814	18,458
Italy	EUR	1.30%	2026	236	243	340	367
Italy	EUR	variable interest rate of 4.50%	2027	315	314	421	434
France	EUR	fixed interest rate of 0.00 % to 0.55%	2026-2029	6,029	7,075	23,216	27,876
				253,245	287,556	379,247	435,865

Schedule of carrying amounts of lease liabilities and the movements

In k€	2024	2023
Amount beginning of the year	189,140	176,823
Foreign currency Translation	6,027	(958)
Additions	7,241	33,975
Divestment	(3,543)	—
Disposals	(27,604)	(4,086)
Accretion of interest	4,727	5,831
Payments	(24,124)	(22,446)
Amount end of the year	151,863	189,140

Schedule of lease liabilities

In k€	2024	2023
Current portion of lease obligations	19,563	19,115
Long-term lease obligations	132,301	170,025
	151,863	189,140

Schedule of amounts are recognised in profit and loss

in k€	2024	2023	2022
Depreciation expense of right-of-use assets	21,530	21,075	18,659
Interest expense on lease liability	4,727	5,831	3,841
Expense relating to short-term leases	283	236	476
Expense for leases on an asset of low value	57	62	50
Total amount recognised in profit or loss	26,597	27,205	23,026

Schedule of reconciliation of cash flows from financing activities to the changes in financial liabilities

The following tables show the reconciliation of cash flow from financing activities to changes in financial liabilities in 2024 and 2023.

	Loans	Lease Obligations
	k€	k€
Balance as of January 1, 2024	437,058	189,140
Proceeds from issuance of loans	900	—
Repayments	(128,849)	(24,124)
Interest Paid	(5,920)	—
Cash flow from financing activities	(133,869)	(24,124)
Non-cash transactions:
Disposal of finance lease obligation	—	(27,604)
Foreign currency translation	—	6,027
Divestment of affiliates	—	(3,543)
Reclassification1)	(21,700)	—
Interest expense	6,067	4,727
Change in accrued interest and other	—	—
Issue of finance lease obligation	—	7,241
Balance as of December 31, 2024	287,556	151,864

1) Reclassed into non-current deferred income as Evotec has met terms to qualify for loan forgiveness.

	Loans	Lease Obligations
	k€	k€
Balance as of January 1, 2023	329,851	176,823
Proceeds from issuance of loans	219,923	—
Repayments	(112,880)	(22,446)
Interest Paid	(12,853)	—
Cash flow from financing activities	94,189	(22,446)
Disposal of finance lease obligation	—	(4,086)
Foreign currency translation	—	(958)
Divestment of affiliates	—	—
Reclassification	—	—
Interest expense	11,739	—
Change in accrued interest and other	1,279	5,831
Issue of finance lease obligation	—	33,975
Balance as of December 31, 2023	437,058	189,140